UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2009

Item 1. Schedule of Investments.

GOLDMAN SACHS ALL CAP GROWTH FUND

Schedule of Investments

May 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 95.1%
Aerospace & Defense — 3.3%
820	Aerovironment, Inc.*	$22,895
822	Alliant Techsystems, Inc.*	70,931
1,838	DigitalGlobe, Inc.*	33,139
641	Precision Castparts Corp.	52,927
953	United Technologies Corp.	50,137

		230,029

Auto Components — 0.5%
3,083	Gentex Corp.	36,349

Beverages — 2.7%
1,100	Hansen Natural Corp.*	40,348
2,811	PepsiCo., Inc.	146,313

		186,661

Biotechnology* — 1.9%
6,140	Amylin Pharmaceuticals, Inc.	69,505
1,399	Gilead Sciences, Inc.	60,297

		129,802

Capital Markets — 2.2%
1,896	Morgan Stanley & Co.	57,487
690	Northern Trust Corp.	39,779
3,329	The Charles Schwab Corp.	58,590

		155,856

Chemicals — 0.6%
587	Praxair, Inc.	42,968

Commercial Services & Supplies* — 1.0%
2,649	Iron Mountain, Inc.	72,185

Communications Equipment — 5.0%
8,577	Cisco Systems, Inc.*	158,674
2,657	QUALCOMM, Inc.	115,819
956	Research In Motion Ltd.*	75,180

		349,673

Computers & Peripherals — 3.8%
914	Apple, Inc.*	124,130
5,274	Dell, Inc.*	61,073
745	International Business Machines Corp.	79,179

		264,382

Diversified Financial Services — 1.9%
328	CME Group, Inc.	105,498
691	JPMorgan Chase & Co.	25,498

		130,996

Diversified Telecommunication Services* — 0.6%
3,448	tw telecom, inc.	40,893

Electrical Equipment — 2.1%
2,755	ABB Ltd. ADR	45,347
167	First Solar, Inc.*	31,730

Shares	Description	Value
Common Stocks — (continued)
Electrical Equipment — (continued)
663	Rockwell Automation, Inc.	$20,348
1,083	Roper Industries, Inc.	46,547

		143,972

Electronic Equipment, Instruments & Components — 2.4%
2,283	Amphenol Corp.	76,229
821	Dolby Laboratories, Inc.*	29,605
2,667	FLIR Systems, Inc.*	59,901

		165,735

Energy Equipment & Services — 3.8%
1,069	Cameron International Corp.*	33,385
2,109	Schlumberger Ltd.	120,698
2,491	Tesco Corp.*	22,170
4,536	Weatherford International Ltd.*	93,895

		270,148

Food & Staples Retailing — 0.9%
1,271	Costco Wholesale Corp.	61,669

Health Care Equipment & Supplies — 5.4%
2,207	Baxter International, Inc.	112,976
849	C.R. Bard, Inc.	60,695
1,870	NuVasive, Inc.*	67,544
2,125	St. Jude Medical, Inc.*	82,918
1,310	Zimmer Holdings, Inc.*	58,361

		382,494

Health Care Providers & Services* — 2.5%
725	Express Scripts, Inc.	46,436
1,136	Henry Schein, Inc.	51,733
973	Laboratory Corp. of America Holdings	59,314
846	Psychiatric Solutions, Inc.	15,609

		173,092

Health Care Technology* — 0.3%
1,377	MedAssets, Inc.	21,770

Hotels, Restaurants & Leisure — 3.0%
581	Choice Hotels International, Inc.	15,856
880	Life Time Fitness, Inc.*	16,262
2,848	Marriott International, Inc.	66,529
731	McDonald’s Corp.	43,122
2,131	Pinnacle Entertainment, Inc.*	22,695
1,792	Starwood Hotels & Resorts Worldwide, Inc.	43,850

		208,314

Household Durables — 1.1%
1,206	Fortune Brands, Inc.	42,222

GOLDMAN SACHS ALL CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Household Durables — (continued)
2,920	Newell Rubbermaid, Inc.	$33,609

		75,831

Household Products — 1.9%
563	Energizer Holdings, Inc.*	29,422
2,065	The Procter & Gamble Co.	107,256

		136,678

Internet & Catalog Retail* — 1.2%
1,638	Netflix, Inc.(a)	64,570
192	Priceline.com, Inc.	21,141

		85,711

Internet Software & Services* — 3.4%
1,633	Equinix, Inc.	121,495
283	Google, Inc.	118,076

		239,571

IT Services — 5.2%
2,457	Cognizant Technology Solutions Corp.*	61,892
4,753	Genpact Ltd.*	49,716
1,775	Global Payments, Inc.	63,829
1,340	Visa, Inc.	90,731
5,717	Western Union Co.	100,791

		366,959

Life Sciences Tools & Services* — 2.7%
1,829	Charles River Laboratories International, Inc.	57,486
3,429	Thermo Fisher Scientific, Inc.	133,422

		190,908

Machinery — 1.6%
708	Danaher Corp.	42,728
4,922	Energy Recovery, Inc.*	39,277
1,434	IDEX Corp.	33,484

		115,489

Media — 1.3%
1,372	Comcast Corp.	18,892
1,520	Lamar Advertising Co.*	28,226
1,880	Viacom, Inc. Class B*	41,680

		88,798

Multiline Retail — 1.4%
2,586	Target Corp.	101,630

Oil, Gas & Consumable Fuels — 5.2%
1,752	Continental Resources, Inc.*	51,877
672	Hess Corp.	44,748
1,816	Petrohawk Energy Corp.*	45,763
9,771	Rex Energy Corp.*	66,540

Shares	Description	Value
Common Stocks — (continued)
Oil, Gas & Consumable Fuels — (continued)
1,568	Suncor Energy, Inc.	$55,523
2,196	Whiting Petroleum Corp.*	102,905

		367,356

Personal Products — 1.8%
2,202	Avon Products, Inc.	58,485
1,096	Chattem, Inc.*	65,464

		123,949

Pharmaceuticals — 4.2%
2,551	Johnson & Johnson	140,713
2,723	Merck & Co., Inc.	75,101
919	Shire PLC ADR	38,322
927	Teva Pharmaceutical Industries Ltd. ADR	42,976

		297,112

Real Estate Management & Development* — 1.0%
10,029	CB Richard Ellis Group, Inc.	73,212

Road & Rail — 0.4%
383	Burlington Northern Santa Fe Corp.	27,745

Semiconductors & Semiconductor Equipment — 2.0%
2,218	Broadcom Corp.*	56,515
1,979	FormFactor, Inc.*	35,919
2,101	Linear Technology Corp.	49,184

		141,618

Software — 7.6%
7,217	Activision Blizzard, Inc.*	87,181
2,480	Electronic Arts, Inc.*	57,015
11,287	Microsoft Corp.	235,786
6,213	Oracle Corp.	121,713
923	Salesforce.com, Inc.*	35,028

		536,723

Specialty Retail — 4.8%
559	Advance Auto Parts, Inc.	23,808
2,343	Dick’s Sporting Goods, Inc.*	41,705
2,034	GameStop Corp.*	50,748
4,598	Lowe’s Cos., Inc.	87,408
3,833	PetSmart, Inc.	78,040
2,819	Urban Outfitters, Inc.*	57,564

		339,273

Textiles, Apparel & Luxury Goods* — 1.0%
2,770	Coach, Inc.	72,768

Thrifts & Mortgage Finance — 0.8%
3,603	People’s United Financial, Inc.	56,927

GOLDMAN SACHS ALL CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Trading Companies & Distributors — 0.4%
331	W.W. Grainger, Inc.	$26,093

Wireless Telecommunication Services* — 2.2%
3,533	American Tower Corp.	112,597
1,793	Crown Castle International Corp.	43,498

		156,095

TOTAL COMMON STOCKS		$6,687,434

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 4.3%
Joint Repurchase Agreement Account II
$300,000	0.183%	06/01/09	$300,000
Maturity Value: $300,005

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$6,987,434

Shares	Rate		Value
Securities Lending Reinvestment Vehicle(c)(d) — 0.5%
Boston Global Investment Trust — Enhanced Portfolio
39,797	0.398%		39,559

TOTAL INVESTMENTS — 99.9%			$7,026,993

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%			6,441

NET ASSETS — 100.0%			$7,033,434

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Joint repurchase agreement was entered into on May 29, 2009. Additional information appears in the Notes to the Schedule of Investments section.
(c) Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2009.
(d) Represents an affiliated issuer.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
ADR               — American Depositary Receipt

GOLDMAN SACHS ALL CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$6,914,008

Gross unrealized gain	511,560
Gross unrealized loss	(398,575)

Net unrealized security gain	$112,985

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments

May 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 99.5%
Aerospace & Defense — 1.3%
57,136	Precision Castparts Corp.	$4,717,720
221,981	United Technologies Corp.	11,678,420

		16,396,140

Beverages — 4.1%
557,057	PepsiCo., Inc.	28,994,817
470,600	The Coca-Cola Co.	23,134,696

		52,129,513

Biotechnology* — 2.2%
909,171	Amylin Pharmaceuticals, Inc.(a)	10,291,816
399,276	Gilead Sciences, Inc.	17,208,795

		27,500,611

Capital Markets — 3.1%
350,800	Morgan Stanley & Co.	10,636,256
134,700	Northern Trust Corp.	7,765,455
1,183,886	The Charles Schwab Corp.	20,836,394

		39,238,105

Chemicals — 1.0%
170,400	Praxair, Inc.	12,473,280

Commercial Services & Supplies*(a) — 1.5%
704,543	Iron Mountain, Inc.	19,198,797

Communications Equipment — 7.4%
2,341,613	Cisco Systems, Inc.*	43,319,840
714,883	QUALCOMM, Inc.(a)	31,161,750
261,390	Research In Motion Ltd.*	20,555,710

		95,037,300

Computers & Peripherals — 5.3%
212,991	Apple, Inc.*	28,926,308
1,639,340	Dell, Inc.*	18,983,557
192,930	International Business Machines Corp.	20,504,600

		68,414,465

Diversified Financial Services — 2.6%
80,813	CME Group, Inc.(a)	25,992,693
209,592	JPMorgan Chase & Co.	7,733,945

		33,726,638

Electrical Equipment — 0.7%
576,883	ABB Ltd. ADR	9,495,494

Electronic Equipment, Instruments & Components — 1.3%
496,700	Amphenol Corp.	16,584,813

Energy Equipment & Services — 5.5%
261,300	Cameron International Corp.*(a)	8,160,399
238,600	Halliburton Co.	5,471,098
635,388	Schlumberger Ltd.	36,363,255

Shares	Description	Value
Common Stocks — (continued)
Energy Equipment & Services — (continued)
965,380	Weatherford International Ltd.*	$19,983,366

		69,978,118

Food & Staples Retailing — 1.3%
329,900	Costco Wholesale Corp.	16,006,748

Food Products — 0.8%
385,247	Kraft Foods, Inc.	10,058,799

Health Care Equipment & Supplies — 6.0%
563,454	Baxter International, Inc.	28,843,210
165,504	C.R. Bard, Inc.	11,831,881
540,088	St. Jude Medical, Inc.*	21,074,234
351,152	Zimmer Holdings, Inc.*	15,643,822

		77,393,147

Health Care Providers & Services* — 1.6%
133,959	Express Scripts, Inc.	8,580,074
203,300	Laboratory Corp. of America Holdings	12,393,168

		20,973,242

Hotels, Restaurants & Leisure — 3.4%
622,336	Marriott International, Inc.(a)	14,537,769
233,975	McDonald’s Corp.	13,802,185
606,800	Starwood Hotels & Resorts Worldwide, Inc.(a)	14,848,396

		43,188,350

Household Products — 2.3%
559,100	The Procter & Gamble Co.	29,039,654

Internet Software & Services* — 3.6%
345,940	Equinix, Inc.(a)	25,737,936
47,291	Google, Inc.	19,731,224

		45,469,160

IT Services — 6.6%
782,580	Cognizant Technology Solutions Corp.*	19,713,190
511,738	Global Payments, Inc.	18,402,098
350,870	Visa, Inc.(a)	23,757,408
1,319,166	Western Union Co.	23,256,897

		85,129,593

Life Sciences Tools & Services* — 3.3%
366,197	Charles River Laboratories International, Inc.	11,509,572
773,244	Thermo Fisher Scientific, Inc.	30,086,924

		41,596,496

Machinery — 0.4%
86,900	Danaher Corp.	5,244,415

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

May 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Media — 1.5%
582,800	Comcast Corp.	$8,025,156
524,665	Viacom, Inc. Class B*	11,631,823

		19,656,979

Multiline Retail — 2.1%
699,577	Target Corp.	27,493,376

Oil, Gas & Consumable Fuels — 3.3%
342,956	Hess Corp.	22,837,440
552,086	Suncor Energy, Inc.(a)	19,549,365

		42,386,805

Personal Products(a) — 1.0%
458,777	Avon Products, Inc.	12,185,117

Pharmaceuticals — 5.1%
543,900	Johnson & Johnson	30,001,524
656,100	Merck & Co., Inc.	18,095,238
153,900	Shire PLC ADR	6,417,630
241,555	Teva Pharmaceutical Industries Ltd. ADR(a)	11,198,490

		65,712,882

Real Estate Management & Development*(a) — 1.4%
2,452,317	CB Richard Ellis Group, Inc.	17,901,914

Road & Rail — 0.6%
104,400	Burlington Northern Santa Fe Corp.	7,562,736

Semiconductors & Semiconductor Equipment — 1.9%
410,300	Broadcom Corp.*	10,454,444
618,348	Linear Technology Corp.(a)	14,475,527

		24,929,971

Software — 9.4%
1,937,640	Activision Blizzard, Inc.*	23,406,691
698,448	Electronic Arts, Inc.*(a)	16,057,320
2,628,993	Microsoft Corp.(a)	54,919,664
1,347,985	Oracle Corp.	26,407,026

		120,790,701

Specialty Retail — 2.0%
142,156	Advance Auto Parts, Inc.	6,054,424
1,026,716	Lowe’s Cos., Inc.	19,517,871

		25,572,295

Textiles, Apparel & Luxury Goods*(a) — 1.3%
636,752	Coach, Inc.	16,727,475

Thrifts & Mortgage Finance — 0.7%
587,870	People’s United Financial, Inc.	9,288,346

Trading Companies & Distributors(a) — 0.5%
87,170	W.W. Grainger, Inc.	6,871,611

Shares	Description	Value
Common Stocks — (continued)
Wireless Telecommunication Services* — 3.4%
1,021,000	American Tower Corp.	$32,539,270
443,265	Crown Castle International Corp.(a)	10,753,609

		43,292,879

TOTAL COMMON STOCKS		$1,274,645,965

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 2.4%
Joint Repurchase Agreement Account II
$31,400,000	0.183%	06/01/09	$31,400,000
Maturity Value: $31,400,479

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$1,306,045,965

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) — 11.0%
Boston Global Investment Trust — Enhanced Portfolio
141,267,039	0.398%	140,419,436

TOTAL INVESTMENTS — 112.9%		$1,446,465,401

LIABILITIES IN EXCESS OF OTHER ASSETS — (12.9)%		(165,259,464)

NET ASSETS — 100.0%		$1,281,205,937

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Joint repurchase agreement was entered into on May 29, 2009. Additional information appears in the Notes to the Schedule of Investments section.
(c) Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2009.
(d) Represents an affiliated issuer.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
ADR               — American Depositary Receipt

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

May 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,472,638,067

Gross unrealized gain	142,994,637
Gross unrealized loss	(169,167,303)

Net unrealized security loss	$(26,172,666)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments

May 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 99.5%
Beverages — 3.1%
133,330	PepsiCo., Inc.	$6,939,827

Biotechnology* — 1.6%
312,030	Amylin Pharmaceuticals, Inc.	3,532,180

Capital Markets — 3.5%
76,150	Morgan Stanley & Co.	2,308,868
318,790	The Charles Schwab Corp.	5,610,704

		7,919,572

Communications Equipment — 9.5%
425,140	Cisco Systems, Inc.*	7,865,090
180,870	QUALCOMM, Inc.	7,884,123
69,850	Research In Motion Ltd.*	5,493,004

		21,242,217

Computers & Peripherals* — 2.2%
36,790	Apple, Inc.	4,996,450

Diversified Financial Services — 3.5%
24,560	CME Group, Inc.	7,899,478

Energy Equipment & Services — 6.0%
144,250	Schlumberger Ltd.	8,255,427
249,920	Weatherford International Ltd.*	5,173,344

		13,428,771

Food & Staples Retailing — 2.4%
111,480	Costco Wholesale Corp.	5,409,010

Health Care Equipment & Supplies — 8.5%
154,950	Baxter International, Inc.	7,931,890
175,160	St. Jude Medical, Inc.*	6,834,743
95,690	Zimmer Holdings, Inc.*	4,262,990

		19,029,623

Hotels, Restaurants & Leisure(a) — 2.2%
207,880	Marriott International, Inc.	4,856,077

Household Products — 3.1%
133,180	The Procter & Gamble Co.	6,917,369

Internet Software & Services* — 4.8%
101,090	Equinix, Inc.(a)	7,521,096
7,756	Google, Inc.	3,236,036

		10,757,132

IT Services — 5.8%
79,600	Visa, Inc.	5,389,716
429,830	Western Union Co.	7,577,903

		12,967,619

Life Sciences Tools & Services* — 4.2%
240,170	Thermo Fisher Scientific, Inc.	9,345,015

Shares	Description	Value
Common Stocks — (continued)
Multiline Retail — 2.8%
156,540	Target Corp.	$6,152,022

Oil, Gas & Consumable Fuels — 4.9%
72,960	Hess Corp.	4,858,406
170,580	Suncor Energy, Inc.(a)	6,040,238

		10,898,644

Pharmaceuticals — 7.0%
138,750	Johnson & Johnson	7,653,450
149,820	Merck & Co., Inc.	4,132,036
83,540	Teva Pharmaceutical Industries Ltd. ADR(a)	3,872,914

		15,658,400

Real Estate Management & Development* — 1.5%
452,860	CB Richard Ellis Group, Inc.	3,305,878

Software — 12.2%
577,790	Activision Blizzard, Inc.*	6,979,703
210,140	Electronic Arts, Inc.*	4,831,119
433,150	Microsoft Corp.	9,048,504
321,870	Oracle Corp.	6,305,433

		27,164,759

Specialty Retail — 2.2%
259,100	Lowe’s Cos., Inc.	4,925,491

Textiles, Apparel & Luxury Goods* — 2.1%
177,060	Coach, Inc.	4,651,366

Wireless Telecommunication Services* — 6.4%
296,810	American Tower Corp.	9,459,335
194,660	Crown Castle International Corp.	4,722,451

		14,181,786

TOTAL COMMON STOCKS		$222,178,686

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 2.4%
Joint Repurchase Agreement Account II
$ 5,400,000	0.183%	06/01/09	$5,400,000
Maturity Value: $ 5,400,082

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$227,578,686

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) — 7.9%
Boston Global Investment Trust — Enhanced Portfolio
17,796,479	0.398%	17,689,700

TOTAL INVESTMENTS — 109.8%		$245,268,386

LIABILITIES IN EXCESS OF OTHER ASSETS — (9.8)%		(21,885,477)

NET ASSETS — 100.0%		$223,382,909

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments (continued)

May 31, 2009 (Unaudited)
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Joint repurchase agreement was entered into on May 29, 2009. Additional information appears in the Notes to the Schedule of Investments section.
(c) Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2009.
(d) Represents an affiliated issuer.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
ADR	— American Depositary Receipt

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments (continued)

May 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$262,022,251

Gross unrealized gain	16,800,231
Gross unrealized loss	(33,554,096)

Net unrealized security loss	$(16,753,865)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments

May 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 94.1%
Aerospace & Defense — 2.7%
324,877	Alliant Techsystems, Inc.*(a)	$28,033,636
215,800	Precision Castparts Corp.	17,818,606

		45,852,242

Auto Components — 1.1%
1,541,647	Gentex Corp.	18,176,018

Beverages*(a) — 0.7%
334,009	Hansen Natural Corp.	12,251,450

Biotechnology*(a) — 1.4%
2,054,150	Amylin Pharmaceuticals, Inc.	23,252,978

Capital Markets — 2.5%
400,879	Northern Trust Corp.	23,110,674
1,172,380	Raymond James Financial, Inc.(a)	18,640,842

		41,751,516

Chemicals — 1.1%
513,900	Ecolab, Inc.	19,194,165

Commercial Services & Supplies*(a) — 1.8%
1,127,836	Iron Mountain, Inc.	30,733,531

Diversified Financial Services — 1.5%
78,380	CME Group, Inc.	25,210,143

Diversified Telecommunication Services* — 1.8%
2,595,104	tw telecom, inc.	30,777,933

Electrical Equipment — 1.2%
292,929	Rockwell Automation, Inc.	8,989,991
240,619	Roper Industries, Inc.	10,341,805

		19,331,796

Electronic Equipment, Instruments & Components — 3.7%
929,505	Amphenol Corp.	31,036,172
1,362,468	FLIR Systems, Inc.*(a)	30,601,031

		61,637,203

Energy Equipment & Services — 6.9%
1,286,572	Cameron International Corp.*	40,179,644
109,300	Core Laboratories NV(a)	10,376,942
829,982	Dresser-Rand Group, Inc.*	23,239,496
293,100	Smith International, Inc.	8,555,589
1,665,396	Weatherford International Ltd.*	34,473,697

		116,825,368

Health Care Equipment & Supplies — 7.3%
484,316	C.R. Bard, Inc.	34,623,751
683,378	NuVasive, Inc.*(a)	24,683,613
858,094	St. Jude Medical, Inc.*	33,482,828
662,113	Zimmer Holdings, Inc.*	29,497,134

		122,287,326

Shares	Description	Value
Common Stocks — (continued)
Health Care Providers & Services* — 4.1%
393,242	Express Scripts, Inc.	$25,187,150
509,951	Henry Schein, Inc.(a)	23,223,169
350,076	Laboratory Corp. of America Holdings	21,340,633

		69,750,952

Hotels, Restaurants & Leisure — 3.4%
903,712	Marriott International, Inc.(a)	21,110,713
1,024,422	Pinnacle Entertainment, Inc.*	10,910,094
1,058,285	Starwood Hotels & Resorts Worldwide, Inc.	25,896,234

		57,917,041

Household Durables — 2.3%
624,996	Fortune Brands, Inc.	21,881,110
1,455,185	Newell Rubbermaid, Inc.	16,749,179

		38,630,289

Household Products* — 1.3%
416,320	Energizer Holdings, Inc.	21,756,883

Internet & Catalog Retail*(a) — 1.8%
633,918	Netflix, Inc.	24,989,048
54,983	Priceline.com, Inc.	6,054,178

		31,043,226

Internet Software & Services*(a) — 2.8%
632,675	Equinix, Inc.	47,071,020

IT Services — 5.8%
1,180,926	Cognizant Technology Solutions Corp.*	29,747,526
1,009,613	Global Payments, Inc.	36,305,683
1,781,582	Western Union Co.	31,409,291

		97,462,500

Life Sciences Tools & Services* — 5.6%
1,129,101	Charles River Laboratories International, Inc.	35,487,645
240,600	Millipore Corp.	15,131,334
1,122,377	Thermo Fisher Scientific, Inc.	43,671,689

		94,290,668

Machinery — 0.2%
185,309	Kennametal, Inc.	3,498,634

Media* — 1.0%
4,212,902	Entravision Communications Corp.(d)	1,895,806
758,989	Lamar Advertising Co.(a)	14,094,426

		15,990,232

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

May 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Oil, Gas & Consumable Fuels — 4.8%
674,186	Continental Resources, Inc.*(a)	$19,962,647
299,854	Hess Corp.	19,967,278
1,393,875	Rex Energy Corp.*	9,492,289
673,372	Whiting Petroleum Corp.*	31,554,212

		80,976,426

Personal Products — 3.5%
1,057,000	Avon Products, Inc.	28,073,920
523,451	Chattem, Inc.*(a)	31,265,728

		59,339,648

Pharmaceuticals — 1.2%
484,631	Shire PLC ADR	20,209,113

Real Estate Management & Development* — 1.6%
3,573,573	CB Richard Ellis Group, Inc.	26,087,083

Semiconductors & Semiconductor Equipment(a) — 3.4%
915,000	Broadcom Corp.*	23,314,200
993,304	FormFactor, Inc.*	18,028,468
711,440	Linear Technology Corp.	16,654,810

		57,997,478

Software* — 3.6%
2,922,227	Activision Blizzard, Inc.	35,300,502
762,001	Electronic Arts, Inc.	17,518,403
219,614	Salesforce.com, Inc.(a)	8,334,351

		61,153,256

Specialty Retail — 6.1%
362,610	Advance Auto Parts, Inc.(a)	15,443,560
958,126	Dick’s Sporting Goods, Inc.*(a)	17,054,643
626,900	GameStop Corp.*	15,641,155
1,540,743	PetSmart, Inc.	31,369,527
1,163,400	Urban Outfitters, Inc.*(a)	23,756,628

		103,265,513

Textiles, Apparel & Luxury Goods* — 2.1%
1,353,166	Coach, Inc.	35,547,671

Thrifts & Mortgage Finance — 1.8%
1,883,018	People’s United Financial, Inc.	29,751,684

Trading Companies & Distributors(a) — 0.6%
128,659	W.W. Grainger, Inc.	10,142,189

Wireless Telecommunication Services* — 3.4%
1,170,883	American Tower Corp.	37,316,041

Shares	Description	Value
Common Stocks — (continued)
Wireless Telecommunication Services* — (continued)
852,386	Crown Castle International Corp.(a)	$20,678,885

		57,994,926

TOTAL COMMON STOCKS		$1,587,158,101

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 4.9%
Joint Repurchase Agreement Account II
$ 83,200,000	0.183%	06/01/09	$83,200,000
Maturity Value: $ 83,201,269

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$1,670,358,101

Shares	Rate		Value
Securities Lending Reinvestment Vehicle(c)(d) — 17.0%
Boston Global Investment Trust — Enhanced Portfolio
287,752,930	0.398%		286,026,413

TOTAL INVESTMENTS — 116.0%			$1,956,384,514

LIABILITIES IN EXCESS OF OTHER ASSETS — (16.0)%			(269,653,931)

NET ASSETS — 100.0%			$1,686,730,583

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Joint repurchase agreement was entered into on May 29, 2009. Additional information appears in the Notes to the Schedule of Investments section.
(c) Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2009.
(d) Represents an affiliated issuer.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
ADR	— American Depositary Receipt

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

May 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,087,754,444

Gross unrealized gain	131,732,242
Gross unrealized loss	(263,102,172)

Net unrealized security loss	$(131,369,930)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments

May 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 95.3%
Aerospace & Defense* — 3.8%
87,777	Aerovironment, Inc.	$2,450,734
34,207	Alliant Techsystems, Inc.	2,951,722
67,712	DigitalGlobe, Inc.	1,220,847

		6,623,303

Auto Components — 1.5%
163,858	Amerigon, Inc.*(a)	727,529
161,016	Gentex Corp.	1,898,379

		2,625,908

Beverages* — 0.8%
36,997	Hansen Natural Corp.	1,357,050

Biotechnology* — 2.4%
17,336	Alexion Pharmaceuticals, Inc.	632,764
238,456	Amylin Pharmaceuticals, Inc.(a)	2,699,322
139,446	NeurogesX, Inc.(a)	753,008

		4,085,094

Capital Markets — 4.5%
64,084	Eaton Vance Corp.	1,736,677
96,641	Evercore Partners, Inc.(a)	1,867,104
34,785	Oppenheimer Holdings, Inc.	516,905
132,448	Raymond James Financial, Inc.(a)	2,105,923
189,246	TradeStation Group, Inc.*	1,551,817

		7,778,426

Commercial Services & Supplies — 6.5%
151,134	Healthcare Services Group, Inc.	2,641,822
119,284	Iron Mountain, Inc.*	3,250,489
145,851	Ritchie Bros. Auctioneers, Inc.(a)	3,339,988
39,800	Stericycle, Inc.*	1,989,204

		11,221,503

Construction & Engineering* — 0.7%
52,991	Quanta Services, Inc.	1,208,725

Diversified Consumer Services* — 1.7%
20,532	Capella Education Co.(a)	1,071,565
64,710	Coinstar, Inc.	1,916,710

		2,988,275

Diversified Financial Services* — 1.3%
18,050	IntercontinentalExchange, Inc.	1,945,610
17,200	MSCI, Inc.	365,844

		2,311,454

Diversified Telecommunication Services* — 3.0%
66,932	Neutral Tandem, Inc.	1,941,028

Shares	Description	Value
Common Stocks — (continued)
Diversified Telecommunication Services* — (continued)
277,443	tw telecom, inc.	$3,290,474

		5,231,502

Electrical Equipment — 1.9%
31,195	Rockwell Automation, Inc.	957,375
53,038	Roper Industries, Inc.	2,279,573

		3,236,948

Electronic Equipment, Instruments & Components — 5.1%
99,971	Amphenol Corp.	3,338,032
127,324	Cogent, Inc.*(a)	1,279,606
41,364	Dolby Laboratories, Inc.*	1,491,586
122,984	FLIR Systems, Inc.*(a)	2,762,220

		8,871,444

Energy Equipment & Services — 4.0%
34,000	Core Laboratories NV(a)	3,227,960
83,424	Dresser-Rand Group, Inc.*	2,335,872
147,114	Tesco Corp.*	1,309,315

		6,873,147

Health Care Equipment & Supplies* — 3.1%
28,107	Gen-Probe, Inc.	1,198,201
99,139	Natus Medical, Inc.	1,013,201
88,527	NuVasive, Inc.(a)	3,197,595

		5,408,997

Health Care Providers & Services* — 3.8%
66,479	Henry Schein, Inc.	3,027,454
40,759	Laboratory Corp. of America Holdings	2,484,669
57,579	Psychiatric Solutions, Inc.	1,062,332

		6,574,455

Health Care Technology* — 1.2%
130,602	MedAssets, Inc.	2,064,818

Hotels, Restaurants & Leisure — 4.9%
55,277	Choice Hotels International, Inc.(a)	1,508,509
53,270	Life Time Fitness, Inc.*(a)	984,430
109,044	Pinnacle Entertainment, Inc.*	1,161,318
118,200	Starwood Hotels & Resorts Worldwide, Inc.	2,892,354
166,114	Texas Roadhouse, Inc.*(a)	1,931,906

		8,478,517

Household Durables — 0.7%
98,397	Newell Rubbermaid, Inc.	1,132,550

Household Products* — 1.0%
34,190	Energizer Holdings, Inc.	1,786,769

Internet & Catalog Retail* — 2.2%
13,930	Blue Nile, Inc.	639,387

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Internet & Catalog Retail *— (continued)
65,183	Netflix, Inc.(a)	$2,569,514
5,792	Priceline.com, Inc.(a)	637,757

		3,846,658

Internet Software & Services*(a) — 4.1%
54,300	Equinix, Inc.	4,039,920
80,101	GSI Commerce, Inc.	1,030,099
145,107	Switch and Data Facilities Co.	1,908,157

		6,978,176

IT Services — 3.3%
274,641	Genpact Ltd.*	2,872,745
79,900	Global Payments, Inc.	2,873,204

		5,745,949

Life Sciences Tools & Services* — 4.3%
150,100	Bruker Corp.	980,153
96,906	Charles River Laboratories International, Inc.	3,045,756
16,280	Covance, Inc.	684,086
42,116	Millipore Corp.	2,648,675

		7,358,670

Machinery — 1.7%
101,971	Energy Recovery, Inc.*(a)	813,729
59,453	IDEX Corp.	1,388,227
34,200	Kennametal, Inc.	645,696

		2,847,652

Media* — 0.9%
79,165	Lamar Advertising Co.	1,470,094

Oil, Gas & Consumable Fuels* — 6.7%
71,254	Continental Resources, Inc.(a)	2,109,831
96,844	Delta Petroleum Corp.	193,688
91,515	Petrohawk Energy Corp.	2,306,178
455,245	Rex Energy Corp.	3,100,218
82,709	Whiting Petroleum Corp.	3,875,744

		11,585,659

Personal Products* — 2.0%
53,957	Chattem, Inc.(a)	3,222,851
165,902	Physicians Formula Holdings, Inc.	232,263

		3,455,114

Real Estate Management & Development* — 1.5%
363,200	CB Richard Ellis Group, Inc.	2,651,360

Semiconductors & Semiconductor Equipment — 3.0%
76,846	Cavium Networks, Inc.*(a)	1,109,656
106,019	FormFactor, Inc.*	1,924,245
166,120	Intellon Corp.*	631,256

Shares	Description	Value
Common Stocks — (continued)
Semiconductors & Semiconductor Equipment — (continued)
63,413	Linear Technology Corp.	$1,484,498

		5,149,655

Software* — 1.6%
55,800	Electronic Arts, Inc.	1,282,842
28,200	Rosetta Stone, Inc.	679,902
22,800	Salesforce.com, Inc.	865,260

		2,828,004

Specialty Retail — 6.7%
42,328	Advance Auto Parts, Inc.	1,802,750
101,159	Dick’s Sporting Goods, Inc.*	1,800,630
82,136	GameStop Corp.*	2,049,293
12,835	O’Reilly Automotive, Inc.*(a)	462,702
147,903	PetSmart, Inc.	3,011,305
118,200	Urban Outfitters, Inc.*	2,413,644

		11,540,324

Textiles, Apparel & Luxury Goods* — 1.5%
96,400	Coach, Inc.	2,532,428

Thrifts & Mortgage Finance — 1.6%
171,420	People’s United Financial, Inc.	2,708,436

Trading Companies & Distributors — 0.6%
13,935	W.W. Grainger, Inc.	1,098,496

Wireless Telecommunication Services* — 1.7%
112,064	SBA Communications Corp.	2,865,476

TOTAL COMMON STOCKS		$164,521,036

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 5.3%
Joint Repurchase Agreement Account II
$9,100,000	0.183%	06/01/09	$9,100,000
Maturity Value: $9,100,139

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$173,621,036

Shares	Rate		Value
Securities Lending Reinvestment Vehicle(c)(d) — 12.3%
Boston Global Investment Trust — Enhanced Portfolio
21,394,829	0.398%		21,266,460

TOTAL INVESTMENTS — 112.9%			$194,887,496

LIABILITIES IN EXCESS OF OTHER ASSETS — (12.9)%			(22,259,504)

NET ASSETS — 100.0%			$172,627,992

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2009 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Joint repurchase agreement was entered into on May 29, 2009. Additional information appears in the Notes to the Schedule of Investments section.
(c) Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2009.
(d) Represents an affiliated issuer.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

May 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$206,996,793

Gross unrealized gain	10,144,422

Gross unrealized loss	(22,253,719)

Net unrealized security loss	$(12,109,297)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments

May 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 97.7%
Aerospace & Defense — 1.8%
15,140	Precision Castparts Corp.	$1,250,110
58,100	United Technologies Corp.	3,056,641

		4,306,751

Beverages — 4.4%
111,350	PepsiCo., Inc.	5,795,767
95,630	The Coca-Cola Co.	4,701,171

		10,496,938

Biotechnology* — 2.5%
167,630	Amylin Pharmaceuticals, Inc.(a)	1,897,572
91,710	Gilead Sciences, Inc.	3,952,701

		5,850,273

Capital Markets — 3.0%
63,850	Morgan Stanley & Co.	1,935,932
20,940	Northern Trust Corp.	1,207,191
219,720	The Charles Schwab Corp.	3,867,072

		7,010,195

Chemicals — 1.6%
52,670	Praxair, Inc.	3,855,444

Communications Equipment — 7.5%
377,430	Cisco Systems, Inc.*	6,982,455
142,060	QUALCOMM, Inc.	6,192,395
57,520	Research In Motion Ltd.*	4,523,373

		17,698,223

Computers & Peripherals — 5.3%
39,190	Apple, Inc.*	5,322,394
297,380	Dell, Inc.*	3,443,660
36,510	International Business Machines Corp.	3,880,283

		12,646,337

Diversified Financial Services — 2.8%
16,920	CME Group, Inc.	5,442,149
33,690	JPMorgan Chase & Co.	1,243,161

		6,685,310

Electrical Equipment — 0.7%
106,130	ABB Ltd. ADR	1,746,900

Energy Equipment & Services — 5.8%
99,760	Halliburton Co.	2,287,497
128,300	Schlumberger Ltd.	7,342,609
204,120	Weatherford International Ltd.*	4,225,284

		13,855,390

Food & Staples Retailing — 1.9%
90,550	Costco Wholesale Corp.	4,393,486

Shares	Description	Value
Common Stocks — (continued)
Food Products — 1.0%
93,740	Kraft Foods, Inc.	$2,447,551

Health Care Equipment & Supplies — 7.9%
123,730	Baxter International, Inc.	6,333,738
30,210	C.R. Bard, Inc.	2,159,713
148,440	St. Jude Medical, Inc.*	5,792,129
101,280	Zimmer Holdings, Inc.*	4,512,024

		18,797,604

Hotels, Restaurants & Leisure — 3.5%
126,630	Marriott International, Inc.(a)	2,958,077
42,450	McDonald’s Corp.	2,504,126
119,820	Starwood Hotels & Resorts Worldwide, Inc.	2,931,995

		8,394,198

Household Products — 2.6%
117,290	The Procter & Gamble Co.	6,092,043

Internet Software & Services* — 1.5%
8,531	Google, Inc.	3,559,389

IT Services — 4.7%
70,780	Visa, Inc.	4,792,514
364,570	Western Union Co.	6,427,369

		11,219,883

Life Sciences Tools & Services* — 3.0%
179,880	Thermo Fisher Scientific, Inc.	6,999,131

Machinery — 1.0%
40,210	Danaher Corp.	2,426,673

Media — 1.7%
146,260	Comcast Corp.	2,014,000
89,667	Viacom, Inc. Class B*	1,987,918

		4,001,918

Multiline Retail — 2.5%
152,130	Target Corp.	5,978,709

Oil, Gas & Consumable Fuels — 3.3%
62,370	Hess Corp.	4,153,218
105,990	Suncor Energy, Inc.(a)	3,753,106

		7,906,324

Personal Products — 1.3%
112,430	Avon Products, Inc.	2,986,141

Pharmaceuticals — 6.0%
119,620	Johnson & Johnson	6,598,239
163,430	Merck & Co., Inc.	4,507,400
66,650	Teva Pharmaceutical Industries Ltd. ADR(a)	3,089,894

		14,195,533

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued)

May 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Road & Rail — 0.9%
27,670	Burlington Northern Santa Fe Corp.	$2,004,415

Semiconductors & Semiconductor Equipment — 2.0%
74,680	Broadcom Corp.*	1,902,846
125,690	Linear Technology Corp.(a)	2,942,403

		4,845,249

Software — 9.8%
432,560	Activision Blizzard, Inc.*	5,225,325
151,890	Electronic Arts, Inc.*	3,491,951
436,400	Microsoft Corp.	9,116,396
273,840	Oracle Corp.	5,364,525

		23,198,197

Specialty Retail — 1.9%
235,590	Lowe’s Cos., Inc.	4,478,566

Textiles, Apparel & Luxury Goods* — 1.3%
121,130	Coach, Inc.	3,182,085

Wireless Telecommunication Services* — 4.5%
192,190	American Tower Corp.	6,125,095
186,330	Crown Castle International Corp.	4,520,366

		10,645,461

TOTAL COMMON STOCKS		$231,904,317

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(b) — 1.6%
Joint Repurchase Agreement Account II
$3,800,000	0.183%	06/01/09	$3,800,000
Maturity Value: $3,800,058

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$235,704,317

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) — 1.6%
Boston Global Investment Trust — Enhanced Portfolio
3,822,456	0.398%	3,799,521

TOTAL INVESTMENTS — 100.9%		$239,503,838

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(2,130,213)

NET ASSETS — 100.0%		$237,373,625

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Joint repurchase agreement was entered into on May 29, 2009. Additional information appears in the Notes to the Schedule of Investments section.
(c) Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2009.
(d) Represents an affiliated issuer.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
ADR	— American Depositary Receipt

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued)

May 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$253,552,002

Gross unrealized gain	20,059,332

Gross unrealized loss	(34,107,496)

Net unrealized security loss	$(14,048,164)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TOLLKEEPER FUND

Schedule of Investments

May 31, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 95.2%
Capital Goods — 1.4%
182,880	DigitalGlobe, Inc.*(a)	$3,297,326

Commercial & Professional Services — 3.6%
319,500	Iron Mountain, Inc.*(a)	8,706,375

Diversified Financials — 2.7%
20,440	CME Group, Inc.	6,574,322

Media — 3.2%
416,880	Lamar Advertising Co. Class A*(a)	7,741,462

Retailing — 7.1%
55,950	Amazon.com, Inc.*	4,363,540
219,760	GameStop Corp. Class A*	5,483,012
185,580	Netflix, Inc.*(a)	7,315,564

		17,162,116

Semiconductors & Semiconductor Equipment — 7.7%
159,610	Broadcom Corp. Class A*	4,066,863
195,312	Cavium Networks, Inc.*(a)	2,820,305
156,450	FormFactor, Inc.*(a)	2,839,568
715,730	Intellon Corp.*	2,719,774
258,950	Linear Technology Corp.	6,062,019

		18,508,529

Software & Services — 37.3%
718,690	Activision Blizzard, Inc.*	8,681,775
235,170	Cognizant Technology Solutions Corp. Class A*	5,923,932
310,553	Electronic Arts, Inc.*(a)	7,139,614
94,260	Equinix, Inc.*(a)	7,012,944
137,550	Global Payments, Inc.	4,946,298
18,905	Google, Inc. Class A*	7,887,733
932,535	Microsoft Corp.	19,480,656
394,270	Oracle Corp.	7,723,749
61,700	Salesforce.com, Inc.*(a)	2,341,515
531,680	Switch & Data Facilities Co., Inc.*(a)	6,991,592
70,160	Visa, Inc. Class A	4,750,534
389,050	Western Union Co.	6,858,952

		89,739,294

Technology Hardware & Equipment — 23.0%
182,820	Amphenol Corp. Class A	6,104,360
82,563	Apple, Inc.*	11,212,881
451,865	Cisco Systems, Inc.*	8,359,503
577,990	Dell, Inc.*	6,693,124
170,688	Dolby Laboratories, Inc. Class A*	6,155,009
171,075	QUALCOMM, Inc.	7,457,159
119,250	Research In Motion Ltd.*(a)	9,377,820

		55,359,856

Telecommunication Services — 9.2%
357,790	American Tower Corp. Class A*	11,402,767
203,160	Neutral Tandem, Inc.*	5,891,640
417,966	tw telecom, inc.*	4,957,077

		22,251,484

TOTAL COMMON STOCKS		$229,340,764

Shares	Rate	Value
Investment Company(b) — 4.2%
JPMorgan U.S. Government Money Market Fund — Capital Shares
10,059,531	0.318%	$10,059,531

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$239,400,295

Securities Lending Reinvestment Vehicle(b)(c) — 10.6%
Boston Global Investment Trust — Enhanced Portfolio
25,688,485	0.398%	$25,534,354

TOTAL INVESTMENTS — 110.0%		$264,934,649

LIABILITIES IN EXCESS OF OTHER ASSETS — (10.0)%		(24,140,637)

NET ASSETS — 100.0%		$240,794,012

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2009.
(c) Represents an affiliated issuer.
For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS TOLLKEEPER FUND

Schedule of Investments (continued)

May 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At May 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$287,172,579

Gross unrealized gain	19,112,552

Gross unrealized loss	(41,350,482)

Net unrealized security loss	$(22,237,930)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments

May 31, 2009 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider either (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers, to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Board of Trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
          GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Fair value measurements do not include transaction costs. FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurement (“FAS 157”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are described below:
Level 1— Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2— Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;
Level 3— Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
          The following is a summary of the Funds’ investments categorized in the fair value hierarchy. All amounts in the following table reflect Investments in Securities Long-Assets:

			Concentrated	Growth	Small/Mid Cap
Level	All Cap Growth	Capital Growth	Growth	Opportunities	Growth	Strategic Growth	Tollkeeper

Level 1	$6,687,434	$1,274,645,965	$222,178,686	$1,587,158,101	$164,521,036	$231,904,317	$239,400,295

Level 2	339,559	171,819,436	23,089,700	369,226,413	30,366,460	7,599,521	25,534,354

Level 3	—	—	—	—	—	—	—

Total	$7,026,993	$1,446,465,401	$245,268,386	$1,956,384,514	$194,887,496	$239,503,838	$264,934,649

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2009 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

Repurchase Agreements — The Funds may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period that the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under tri-party repurchase agreements. Under these arrangements, the Funds are permitted to deliver or re-pledge these securities.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds’ credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.
JOINT REPURCHASE AGREEMENT ACCOUNT II— At May 31, 2009, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Fund	Principal Amount

All Cap Growth	$300,000

Capital Growth	31,400,000

Concentrated Growth	5,400,000

Growth Opportunities	83,200,000

Small/Mid Cap Growth	9,100,000

Strategic Growth	3,800,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$5,850,000,000	0.19%	06/01/09	$5,850,092,625

Barclays Capital, Inc.	2,324,100,000	0.17	06/01/09	2,324,132,925

Barclays Capital, Inc.	6,500,000,000	0.18	06/01/09	6,500,097,500

Citigroup Global Markets, Inc.	4,000,000,000	0.18	06/01/09	4,000,060,000

Credit Suisse Securities (USA) LLC	2,000,000,000	0.19	06/01/09	2,000,031,667

Deutsche Bank Securities, Inc.	3,050,000,000	0.18	06/01/09	3,050,045,750

JPMorgan Securities	2,050,000,000	0.19	06/01/09	2,050,032,458

Merrill Lynch & Co., Inc.	750,000,000	0.19	06/01/09	750,011,875

Morgan Stanley & Co.	5,500,000,000	0.18	06/01/09	5,500,082,500

RBS Securities, Inc.	500,000,000	0.20	06/01/09	500,008,333

UBS Securities LLC	200,000,000	0.18	06/01/09	200,003,000

Wachovia Capital Markets	300,000,000	0.19	06/01/09	300,004,750

TOTAL				$33,024,603,383

At May 31, 2009, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 4.750% to 5.770%, due 01/17/17 to 07/26/32; Federal Home Loan Bank, 4.750% to 5.625%, due 11/14/14 to 05/15/24; Federal Home Loan Mortgage Corp., 3.500% to 15.000%, due 06/01/09 to 05/01/48; Federal National Mortgage Association, 3.500% to 12.750%, due 06/01/09 to 01/01/49; Federal National Mortgage Association Interest-Only Stripped Security, 0.000% due 05/15/20; Government National Mortgage Association, 3.500% to 9.500%,

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

May 31, 2009 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

due 07/15/09 to 01/15/49; U.S. Treasury Inflation Protected Securities, 1.375% to 2.125%, due 01/15/18 to 01/15/28; U.S. Treasury Bonds, 6.250% to 7.250%, due 08/15/22 to 08/15/23 and U.S. Treasury Notes, 0.875% to 4.500%, due 07/31/10 to 01/31/13. The aggregate market value of the collateral, including accrued interest, was $33,825,090,268.
Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
          The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust (“Enhanced Portfolio”), a Delaware statutory trust. The Enhanced Portfolio, deemed an affiliate of the Trust, is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests primarily in short-term investments, but is not a “money market fund” subject to the requirements of Rule 2a-7 of the Act. The Funds’ investment of cash collateral in the Enhanced Portfolio is subject to a net asset value that may fall or rise due to market and credit conditions. Both the Funds and GSAL receive compensation relating to the lending of the Funds’ securities.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	July 30, 2009

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	July 30, 2009

* Print the name and title of each signing officer under his or her signature.